Annual Fund Operating Expenses - ProShares S and P Technology Dividend Aristocrats ETF - None	Sep. 23, 2021
Operating Expenses:
Management Fees	0.45%
Other Expenses	none
Total Annual Fund Operating Expenses Before Fee Waivers and Expense Reimbursements	0.45%